Note 8 - Prepaid Expenses and Other Assets	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Other Assets Disclosure [Text Block]

8.        Prepaid expenses and other assets

	As at December 31,
	2023	2022

Prepaid expenses	$73,592	$61,324
Advisor loans receivable	35,893	23,958
Investments in equity securities	3,956	9,486
Investments in debt securities	19,565	18,364
Deferred Purchase Price (notes 16 and 24)	107,743	92,278
Mortgage derivative asset (note 24)	14,224	40,879
Interest rate swap asset (note 24)	-	659
Other	3,752	687
Prepaid and other assets (Current Assets)	$258,725	$247,635

	As at December 31,
	2023	2022

Advisor loans receivable	$94,508	$66,991
Equity accounted investments (note 17)	33,851	28,175
Investments in equity securities	8,440	8,943
Investments in debt securities	5,934	15,449
Financing fees, net of accumulated amortization of $9,865 (December 31, 2022 - $8,018)	3,109	4,040
Interest rate swap asset (note 24)	4,275	6,940
Other	7,080	7,972
Other assets (Non-Current Assets)	$157,197	$138,510

Captive insurance investments

Investments in equity securities in the amount of $3,945 (2022 - $9,476) consist of investments recorded at fair value (see note 24). Investments in debt securities include held-to-maturity investments current $389 (2022 - $1,410) and non-current $5,934 (2022 - $15,449), both of which are recorded at amortized cost. The amortized cost (carrying value) of these investments approximated fair value. At December 31, 2023, all of these investments mature within 10 years. The Company’s wholly owned captive insurance company has letters of credit in relation to its reinsurance activities. The letters of credit are secured by $1,214 of the current investments.

Colliers Securities investments

Investments in equity and debt securities in the amount of $19,188 (2022 – $16,961) consist of investments recorded at fair value in relation to Colliers Securities (see note 24). All securities owned are pledged to a clearing firm on terms that permit it to sell or re-pledge the securities to others, subject to certain limitations.

Other investments in equity securities

Investments in equity securities non-current in the amount of $7,335 (2022 - $7,768) are recorded at fair value following the net asset value practical expedient or recorded at cost less impairment adjusted for observable prices. During the year ended December 31, 2023, the Company recognized a net gain of $101 related to these investments which was included in Other income in the Company’s consolidated statements of earnings.